Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
15	Subsequent events

The Company has assessed all subsequent events through April 24, 2026 which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

(a)

On March 6, 2026, 929,250 Restricted Stock Units (“RSUs”) became non-forfeitable upon satisfaction of the required service conditions under the Company’s Share Incentive Plan. As a result, the Company issued 929,250 Class A Ordinary Shares to the CEO and CFO. The RSUs were granted under the Share Incentive Plan and are subject to a service-based vesting condition, under which the awards remained unvested and were subject to forfeiture upon termination of employment, whether voluntary or involuntary. Each RSU entitles the holder to receive one Class A Ordinary Share of the Company, subject to the terms and conditions of the Share Incentive Plan, with each share carrying no par value or the minimum par value required under applicable statutory regulations.

(b)	On March 16, 2026, the Company issued 150,000 Class A Ordinary Shares of the Company to certain consultants in consideration for consulting services provided to the Company.
(c)

On April 7, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with several investors (the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private offering 37,250,000 Class A Ordinary Shares, par value US$0.0002 per share (the “Class A Ordinary Shares”), of the Company, at an offering price of US$0.40 (the “Offering”). The Offering closed on April 13, 2026.

The aggregate gross proceeds to the Company from the Offering, before deducting estimated expenses payable by the Company, is approximately US$14.9 million.

(d)

On April 7, 2026, pursuant to the authorization of its Board of Directors on October 10, 2025, the Company issued 3,500,000 Class B Ordinary Shares of the Company, to its Founder, Chairman, and Chief Executive Officer, Mr. Terence Zou, following the satisfaction of the approved performance-based milestones. These performance-based milestones were achieved upon the successful completion of the Company’s $10 million private offering on October 20, 2025.

(e)	On April 7, 2026, the Company issued 605,000 Class A Ordinary Shares of the Company to certain consultants for providing services in relation to strategizing with the Company on its positioning and road map for capital raising, and assist in dealing with investor relation matters.

(f)	In April 2026, the Company received notices from certain warrant holders to exercise warrants to purchase 2,072,230 Class A Ordinary Shares. The warrants were issued in connection with the Company’s follow-on public offering completed on September 25, 2024. The holders exercised the warrants in full at an exercise price of US$0.85 per Class A ordinary share, generating gross proceeds of approximately US$1,761,000, before fees and expenses.

(g)	On April 14, 2026, the Company entered into a Call Option and Agency Agreement (the “Agreement”) with Envision W International Ltd (“EWIL”). The Agreement grants the Company the option to purchase a total of up to 50 Hong Kong taxi licenses and up to 50 electric vehicles (“Assets”). Pursuant to the Agreement, the Company will pay a refundable deposit of US$14.5 million (the “Deposit”) to EWIL. The Agreement is valid for a period of six months from the date of the Agreement (the “Option Period”). During the Option Period, the Company may exercise the option to purchase the Assets. The Agreement does not obligate the Company to acquire any Assets, and any such acquisitions remain subject to the Company’s sole discretion during the Option Period. Any portion of the Deposit not applied toward the purchase of Assets during the Option Period will be refunded in full to the Company upon expiration of the Option Period. Any such acquisitions will be subject to the Company’s internal approval processes and applicable regulatory requirements.